Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 CAD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	$ 29,596
Ending Balance	29,412
Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	34,002
Additions	810
Change in Decommissioning Liabilities	(7)
Exchange Rate Movements and Other	249
Divestitures	(9)
Ending Balance	35,045
Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	4,406
DD&A	1,087
Impairment Losses	107
Exchange Rate Movements and Other	35
Divestitures	(2)
Ending Balance	5,633
Development & Production Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	25,337
Ending Balance	24,991
Development & Production Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	27,441
Additions	707
Change in Decommissioning Liabilities	(10)
Exchange Rate Movements and Other	(4)
Divestitures	(6)
Ending Balance	28,128
Development & Production Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2,104
DD&A	947
Impairment Losses	107
Exchange Rate Movements and Other	(21)
Divestitures	0
Ending Balance	3,137
Other Upstream Assets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	2
Ending Balance	0
Other Upstream Assets [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	333
Additions	0
Change in Decommissioning Liabilities	0
Exchange Rate Movements and Other	0
Divestitures	0
Ending Balance	333
Other Upstream Assets [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	331
DD&A	2
Impairment Losses	0
Exchange Rate Movements and Other	0
Divestitures	0
Ending Balance	333
Refining Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	3,868
Ending Balance	4,049
Refining Equipment [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	5,061
Additions	86
Change in Decommissioning Liabilities	3
Exchange Rate Movements and Other	254
Divestitures	0
Ending Balance	5,404
Refining Equipment [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,193
DD&A	106
Impairment Losses	0
Exchange Rate Movements and Other	56
Divestitures	0
Ending Balance	1,355
Other [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	389
Ending Balance	372
Other [Member] | Cost [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	1,167
Additions	17
Change in Decommissioning Liabilities	0
Exchange Rate Movements and Other	(1)
Divestitures	(3)
Ending Balance	1,180
Other [Member] | Accumulated Depreciation, Depletion and Amortization [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning Balance	778
DD&A	32
Impairment Losses	0
Exchange Rate Movements and Other	0
Divestitures	(2)
Ending Balance	$ 808